INVENTORIES (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and components		$ 3,030	$ 3,169
Work in progress, net	[1]	2,763	2,087
Finished goods		1,249	1,309
Inventories		7,042	6,565
Provision for estimated losses		$ 27	$ 27

[1]	Net of provision for losses on long-term contracts as of June 30, 2016 and December 31, 2015, in the amount of $27 and $27, respectively.